10. INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
US Federal statutory income tax rate	35.00%	0.00%
Permanent non-deductible items	(27.00%)	0.00%
Other	16.00%	0.00%
Effect of valuation allowance	(34.89%)	0.00%
Effective income tax rate	0.00%	0.00%